UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        November 12, 2008


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $3,598,676 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN EXPRESS CO		COMMON		025816109   24801   700000 SH 		SOLE			0   632500   67500
AUTOMATIC DATA PROCESSIN	COMMON		053015103  264456  6186100 SH 		SOLE			0  5649700  536400
AVON PRODS INC			COMMON		054303102  124627  2998000 SH		SOLE			0  2737100  260900
BERKSHIRE HATHAWAY INC B	COMMON		084670207  151729    34523 SH		SOLE			0    31725    2798
COCA COLA CO			COMMON		191216100  255490  4831500 SH		SOLE			0  4420200  411300
DISNEY WALT CO			COM DISNEY	254687106  207234  6752498 SH		SOLE			0  6188753  563745
GENERAL ELEC CO			COMMON		369604103  168286  6599433 SH		SOLE			0  6024020  575413
GOLDMAN SACHS GROUP INC		COMMON		38141G104  170655  1333240 SH		SOLE			0  1218440  114800
INTERNATIONAL BUSINESS M	COMMON		459200101  325016  2778865 SH		SOLE			0  2535665  243200
JOHNSON & JOHNSON		COMMON		478160104  274224  3958200 SH		SOLE			0  3610500  347700
LOWES COS INC			COMMON		548661107  170127  7181400 SH		SOLE			0  6568200  613200
MICROSOFT CORP			COMMON		594918104  202025  7569300 SH		SOLE			0  6913700  655600
PEPSICO INC			COMMON		713448108  242981  3409300 SH		SOLE			0  3113200  296100
PROCTER & GAMBLE CO		COMMON		742718109  275269  3949900 SH		SOLE			0  3604700  345200
SCHLUMBERGER LTD		COMMON		806857108   44902   575000 SH		SOLE			0   518100   56900
3M CO				COMMON		88579Y101  129905  1901700 SH		SOLE			0  1741000  160700
WAL MART STORES INC		COMMON		931142103  302612  5052800 SH		SOLE			0  4614700  438100
WELLS FARGO & CO NEW		COMMON		949746101  264339  7043400 SH		SOLE			0  6435200  608200

